ADVANCES TO SUPPLIERS	6 Months Ended
Jun. 30, 2023
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

10.ADVANCES TO SUPPLIERS

	June 30,	December 31,
	2023	2022
Forestry development program and partnerships	1,981,199	1,592,132
Advance to suppliers - others	103,181	108,146
	2,084,380	1,700,278

Current	103,181	108,146
Non-current	1,981,199	1,592,132

In the annual financial statements for the year ended December 31, 2022, the characteristics of the advances were disclosed, which did not change during the six-month period ended June 30, 2023.